Derivative Instruments and Hedging Activities (Summary of Effects of Offsetting Derivative Assets, Derivative Liabilities, Financial Assets and Financial Liabilities) (Detail) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2020	Mar. 31, 2019
Offsetting Asset and Liabilities [Line Items]
Gross amounts presented in consolidated balance sheet, Derivative asset	¥ 42,383	¥ 10,486
Financial instruments, Derivative asset	12,614	3,442
Cash collateral, Derivative asset	20,545	136
Net amounts, Derivative asset	9,224	6,908
Gross amounts presented in the consolidated balance sheet, Derivative liability	35,866	32,822
Gross amounts presented in the consolidated balance sheet, Repurchase, securities lending and similar arrangements	567,194	432,820
Financial instruments, Repurchase, securities lending and similar arrangements	564,874	432,820
Net amounts, Repurchase, securities lending and similar arrangements	2,320
Gross amounts presented in the consolidated balance sheet, Total liabilities	603,060	465,642
Financial instruments, Total liabilities	571,960	436,790
Cash collateral, Total liabilities	23,873	20,191
Net amounts, Total liabilities	7,227	8,661
Subject to master netting arrangement
Offsetting Asset and Liabilities [Line Items]
Gross amounts presented in consolidated balance sheet, Derivative asset	38,281	6,855
Financial instruments, Derivative asset	12,614	3,442
Cash collateral, Derivative asset	20,545	136
Net amounts, Derivative asset	5,122	3,277
Gross amounts presented in the consolidated balance sheet, Derivative liability	31,896	25,872
Financial instruments, Derivative liability	7,086	3,970
Cash collateral, Derivative liability	23,873	20,191
Net amounts, Derivative liability	937	1,711
Not subject to master netting arrangement
Offsetting Asset and Liabilities [Line Items]
Gross amounts presented in consolidated balance sheet, Derivative asset	4,102	3,631
Net amounts, Derivative asset	4,102	3,631
Gross amounts presented in the consolidated balance sheet, Derivative liability	3,970	6,950
Net amounts, Derivative liability	¥ 3,970	¥ 6,950